Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Purchased for resale	$ 3,655	$ 3,592
Finished products	384	524
Intermediate products	227	244
Raw materials	215	205
Materials and supplies	449	410
Inventories	$ 4,930	$ 4,975